Shareholder Report, Average Annual Return (Details) 195297_Motley Fool Mid Cap Growth ETF_TF_TSR Annual {TF}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Mid Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Motley Fool Mid Cap Growth ETF (at NAV)**
Average Annual Return, Percent	[1]	(10.26%)	(2.21%)	7.37%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		20.10%	11.80%	14.84%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Total Return Index
Average Annual Return, Percent		(1.16%)	4.27%	12.06%

[1]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.